UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2008–June 30, 2009

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Citi Institutional Enhanced Income Fund was terminated on May 29, 2009.

The Smash Series MEC Fund was terminated on February 13, 2009.

Effective April 8, 2009, the following funds were renamed as follows:

Former Name	Current Name
Citi Institutional Cash Reserves	Western Asset / Citi Institutional Cash Reserves
Citi Institutional Liquid Reserves	Western Asset / Citi Institutional Liquid Reserves
Citi Institutional U.S. Treasury Reserves	Western Asset / Citi Institutional U.S. Treasury Reserves
Citi Institutional Tax Free Reserves	Western Asset / Citi Institutional Tax Free Reserves

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2008 - 06/30/2009
Legg Mason Partners Institutional Trust

=================== CITI INSTITUTIONAL ENHANCED INCOME FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= SMASH SERIES C FUND ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= SMASH SERIES EC FUND =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= SMASH SERIES M FUND ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ SMASH SERIES MEC FUND =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ WESTERN ASSET/CITI INSTITUTIONAL CASH RESERVES ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== WESTERN ASSET/CITI INSTITUTIONAL LIQUID RESERVES ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== WESTERN ASSET/CITI INSTITUTIONAL TAX FREE RESERVES ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== WESTERN ASSET/CITI INSTITUTIONAL U.S. TREASURY RESERVES ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 19, 2009